Credit Risk - Disclosure of measurement uncertainty - Scenario weighting (Details)	Jun. 30, 2026	Dec. 31, 2025
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.70%	14.40%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.30%	27.40%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	39.50%	38.50%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.50%	12.70%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.00%